Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	September 30, 2017
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$177	$-	$177
Foreign exchange forward contracts designated as hedging instruments	75	-	75

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(948)	-	(948)
	$(696)	$-	$(696)

	December 31, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$1,440	$-	$1,440
Foreign exchange forward contracts designated as hedging instruments	37	-	37

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(48)	-	(48)
Foreign exchange forward contracts designated as hedging instruments	(61)	-	(61)
Obligations in connection with acquisitions	-	(2,619)	(2,619)
	$1,368	$(2,619)	$(1,251)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table provides a reconciliation of the changes for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	Nine months ended	Year ended
	September 30, 2017	December 31, 2016
	(U.S. $ in thousands)
Fair value at the beginning of the period	$2,619	$6,991
Settlements	(3,997)	(3,500)
Change in fair value recognized in earnings	1,378	(872)
Fair value at the end of the period	$-	$2,619